OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 681	$ 2,877	[1]
Profit (loss) from operating activities	(5,387)	(4,853)	[1]
Net financing income (expenses)	(1,741)	828	[1]
Share of loss from equity accounted investment	(43)	(66)
Profit (loss) before tax	(7,171)	(4,091)	[1]
Agriculture [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	322	551	[1]
Profit (loss) from operating activities	(957)	(2,728)	[1]
Industrial application [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	106	2,166
Profit (loss) from operating activities	(572)	(280)
Human health [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	[1]
Profit (loss) from operating activities	0	(377)	[1]
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	253	160
Profit (loss) from operating activities	$ (3,858)	$ (1,468)

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.